Schedule of Supplemental Balance Sheet Information (Details) - USD ($)	Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Lease Right-of-use Assets And Lease Liabilities
Right-of-use assets, net	$ 454,826	[1]	$ 415,003	[1]	$ 408,699
Operating lease liabilities,Current	21,585		19,572
Operating lease liabilities,Current	$ 566,627		$ 504,934

[1]	Operating lease right-of-use assets are measured at a cost of $575,013 and $510,430 and less accumulated amortization of $120,187 and $95,427 as of June 30, 2025 and December 31, 2024, respectively.